SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue by major customer
In the years ended December 31, 2014, 2013 and 2012, revenues from each of the following customers accounted for over 10% of our consolidated and combined revenues:

(in thousands of $)	2014		2013		2012
Petrobras	99,976	25%	85,899	26%	92,952	32%
DUSUP	48,392	12%	48,029	15%	48,328	17%
Pertamina	40,004	10%	37,302	11%	37,300	13%
BG Group plc	68,884	17%	66,341	20%	66,148	23%
PTNR	66,345	17%	65,478	20%	41,902	15%
KNPC	43,220	11%	—	—%	—	—%

Revenues and fixed assets with respect to geographical area
Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues	2014	2013	2012

Brazil	99,976	85,899	92,952
United Arab Emirates	48,392	48,029	48,328
Indonesia	66,345	65,478	41,902
Kuwait	43,220	—	—

Fixed assets	2014	2013

Brazil	392,132	413,967
United Arab Emirates	133,082	142,757
Indonesia	219,610	233,734
Kuwait	281,946	—